Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:- FAIR VALUE MEASUREMENTS

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The below table sets forth the Company's assets and liabilities that were measured at fair value as of September 30, 2021 and December 31, 2020 by level within the fair value hierarchy.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$119,736	$-	$119,736
Foreign currency derivative contracts	-	62	-	62

Total financial assets	$-	$119,798	$-	$119,798

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$85,354	$-	$85,354
Foreign currency derivative contracts	-	-	-	-

Total financial assets	$-	$85,354	$-	$85,354